Note 4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Tables)	3 Months Ended
Mar. 31, 2020
Tables/Schedules
Fair Value Measurements, by Fair Value hierarchy

Fair Value Measurements at Reporting Date Using
Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
Description	2020	(Level1)	(Level2)	(Level3)

Corporate securities	$ 275,228	$ 275,228	$ --	$ --
Obligations of states and political subdivisions	208,800,652	--	208,800,652	--
Total	$ 209,075,880	$ 275,228	$ 208,800,652	$ --

Fair Value Measurements at Reporting Date Using
Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2019	(Level1)	(Level2)	(Level3)

Corporate securities	$ 445,325	$ 445,325	$ --	$ --
Obligations of states and political subdivisions	204,012,195	--	204,012,195	--
Total	$ 204,457,520	$ 445,325	$ 204,012,195	$ --